Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Material accounting policies
Summary of useful lives of assets

Useful
Life (years)
Improvement in leased assets	20
Machinery and equipment	10
Furniture and office equipment	10
Transportation equipment	4
Computer equipment	3.3